Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Borrowings
(a)	Borrowings are analyzed as follows:

	2022 RMB million	2021 RMB million
Non-current

Long-term borrowings	15,316	15,389
Corporate bonds (Note (ii))	—	1,000
Convertible bonds (Note 27(ii))	5,240	4,984
Medium-term notes (Note (iii))	13,888	16,981

	34,444	38,354

Current

Current portion of long-term borrowings	10,773	169
Short-term borrowings	53,674	25,116
Ultra-short-term financing bills	12,536	24,710
Current portion of corporate bonds and medium-term notes (Notes (ii)&(iii))	8,343	7,910
Current portion of convertible bonds (Note 27(ii))	10	8
	85,336	57,913

Total borrowings	119,780	96,267

The borrowings are repayable:
Within one year	85,336	57,913
In the second year	14,167	18,611
In the third to fifth year	17,599	16,747
After the fifth year	2,678	2,996

Total borrowings	119,780	96,267

Notes:

(i)	As at December 31, 2022, the Group did not have any secured bank borrowings (December 31, 2021: nil).
(ii)
The Company issued corporate bonds with aggregate nominal value of RMB3,000 million on February 21, 2019 at a bond rate of
3.45
% per annum with a term of
3
years. The bonds were redeemed by the Company in 2022 upon maturity.

The Company issued corporate bonds with aggregate nominal value of RMB2,000 million on May 16, 2019 at a bond rate of 3.72% per annum with a term of 3 years. The bonds were redeemed by the Company in 2022 upon maturity.
Xiamen Airlines issued corporate bonds with aggregate nominal value of RMB1,500 million on November 20, 2019 at a bond rate of 3.58% per annum with a term of 3 years. The bonds were redeemed by Xiamen Airlines in 2022 upon maturity.
Xiamen Airlines issued corporate bonds with aggregate nominal value of RMB1,000 million on March 16, 2020 at a bond rate of 2.95% per annum with a term of 3 years. As at December 31, 2022, the bonds will mature within 1 year.

(iii)
The Company issued medium-term notes with aggregate nominal value of RMB1,000 million in 2019 at an annual interest rate of 3.20% with a term of 3 years.
The medium-term notes
were redeemed by the Company in 2022 upon maturity.

The Company issued medium-term notes with aggregate nominal value of RMB8,000 million in 2020 at annual interest rates ranging from 2.44% to 3.28% with terms of 3 to 5 years. As at December 31, 2022, the medium-term notes
with aggregate nominal value of RMB7,000 million will mature within
1
year and RMB1,000 million will mature over
1
year.
The Company issued medium-term notes with aggregate nominal value of RMB9,000 million in 2021 at annual interest rates ranging from 2.90% to 3.20% with terms of 3 years. As at December 31, 2022, the medium-term notes
will mature over 1 year.
The Company issued medium-term notes with aggregate nominal value of RMB3,800 million in 2022 at annual interest rates ranging from 2.69% to 2.95% with terms of 3 years. As at December 31, 2022, the medium-term notes
will mature over 1 year.
Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB100 million in 2022 at annual interest rate of 3.00% per annum with a term of 3 years. As at December 31, 2022, the medium-term notes
will mature over 1 year.

(b)	As at December 31, 2022, the Group’s weighted average interest rates on short-term borrowings were 2.16% per annum (December 31, 2021: 2.20% per annum).

Borrowings by Currencies
(d)	The carrying amounts of the borrowings are denominated in the following currencies:

	2022 RMB million	2021 RMB million
Renminbi	118,386	96,267
US Dollars	1,394	—

	119,780	96,267

(e)
The balance of short-term and long-term borrowings as at December 31, 2022 included entrusted loans from CSAH via Finance Company to the Group amounted to RMB13,007 million (December 31, 2021: RMB1,001 million), among which RMB
10,005
 million were repayable within one year (December 31, 2021: nil), and RMB
3,002
million were repayable over one year (December 31, 2021
: RMB1,001 million) (Note 50(d)(ii)).

(f)
Certain of the Group’s banking facilities are subject to the fulfilment of covenants relating to the Group’s certain financial ratios, as are commonly found in lending arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. Further details of the Group’s management of liquidity risk are set out in Note 4(a). As at December 31, 2022, for short-term borrowings with an aggregate amount of RMB27,400 million, the loan covenants relating to certain financial ratios were breached (December 31, 2021: nil). The Group has obtained waiver from the respective financial institution, pursuant to which, the financial institution will not require the Group to repay the borrowings until the due dates, and will maintain the credit facilities granted to the Group.

Non-current borrowings [member]
Statement [LineItems]
Summary of Borrowings
(c)	Details of borrowings with original maturity over one year are as follows:

	2022 RMB million	2021 RMB million
Renminbi denominated borrowings
Fixed interest rate s at 1.20%~3.30% per annum as at December 31, 2022	22,667	12,483
Corporate bond - Fixed interest rate at 2.95%	1,024	7,666
Convertible bond - Fixed interest rate (Note 27(ii))	5,250	4,992
Medium-term notes - Fixed interest rate s at 2.44%~3.28%	21,207	18,225
Floating interest rates at 65%~70% of benchmark interest rate (stipulated by PBOC) as at December 31, 2022	3,422	3,075

	53,570	46,441
Less: borrowings due within one year classified as current liabilities	(19,126)	(8,087)

	34,444	38,354